Other Liabilities - Additional Information (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities [Line Items]
Other liabilities	$ 78,524	$ 75,933
Other Liabilities [Member]
Other Liabilities [Line Items]
Accrued legal expenses	73,000
Accrued legal expenses related to 2013 reorganization	52,500	52,500
Stock offering related to 2013 reorganization settlement	5,000,000
Accrued payroll expenses	$ 6,000	2,755
Accrued legal, research and development expenses		$ 20,678